Fair value measurements (Details Narrative) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair Value Disclosures [Abstract]
Short term investment			¥ 4
Gain on short-term investments			¥ 500	¥ 133